ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 5: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of our accounts payable and accrued liabilities as of the dates presented:

	June 30,	December 31,
	2022	2021
Accounts payable	$264,105	$75,628
Credit cards	61,461	28,492
Accrued dividend - preferred stock	-	6,849
Accrued liabilities	91,900	4,704
	$417,466	$115,673

NOTE 6: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	December 31,	December 31,
	2021	2020

Accounts payable	$75,628	$178,319
Payroll liabilities	-	102,793
Credit cards	28,492	31,918
Accrued dividend - preferred stock	6,849	484
Accrued liabilities	4,704	87,500
	$115,673	$401,014